Short-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	2022	2021
Commercial paper program	495,424	715,153
Borrowings under lines of credit	169,511	463,091
Other	78	109
Short-term debt from unrelated parties	665,013	1,178,353
Short-term debt from related parties (see note 5 c)	4,000	77,500
Short-term debt	669,013	1,255,853